UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-10093

T. Rowe Price QM U.S. Bond Index Fund, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2025

Item 1. Reports to Shareholders

    (a) Report pursuant to Rule 30e-1

Semi-Annual Shareholder Report

April 30, 2025

QM U.S. Bond Index Fund

Investor Class (PBDIX)

This semi-annual shareholder report contains important information about QM U.S. Bond Index Fund (the "fund") for the period of November 1, 2024 to April 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
QM U.S. Bond Index Fund - Investor Class	$13	0.25%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$1,779,251
Number of Portfolio Holdings	1,291

Portfolio Turnover Rate	34.7%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

U.S. Government Agency Obligations (Excluding Mortgage-Backed)	37.7%
U.S. Government & Agency Mortgage-Backed Securities	26.4
Corporate Bonds	23.3
Asset-Backed Securities	3.6
Non-U.S. Government Mortgage-Backed Securities	2.5
Municipal Securities	2.1
Foreign Government Obligations & Municipalities	1.6
Securities Lending Collateral	0.3
Short-Term and Other	2.5

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes	27.3%
Federal National Mortgage Assn.	12.4
U.S. Treasury Bonds	10.4
Federal Home Loan Mortgage	5.9
Government National Mortgage Assn.	5.7
Federal Home Loan Mortgage Multifamily Structured PTC	1.3
UMBS	1.3
JPMorgan Chase	0.6
Bank of America	0.5
Santander Drive Auto Receivables Trust	0.5

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F134-053 6/25

QM U.S. Bond Index Fund

Investor Class (PBDIX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Semi-Annual Shareholder Report

April 30, 2025

QM U.S. Bond Index Fund

I Class (TSBLX)

This semi-annual shareholder report contains important information about QM U.S. Bond Index Fund (the "fund") for the period of November 1, 2024 to April 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
QM U.S. Bond Index Fund - I Class	$6	0.12%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$1,779,251
Number of Portfolio Holdings	1,291

Portfolio Turnover Rate	34.7%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

U.S. Government Agency Obligations (Excluding Mortgage-Backed)	37.7%
U.S. Government & Agency Mortgage-Backed Securities	26.4
Corporate Bonds	23.3
Asset-Backed Securities	3.6
Non-U.S. Government Mortgage-Backed Securities	2.5
Municipal Securities	2.1
Foreign Government Obligations & Municipalities	1.6
Securities Lending Collateral	0.3
Short-Term and Other	2.5

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes	27.3%
Federal National Mortgage Assn.	12.4
U.S. Treasury Bonds	10.4
Federal Home Loan Mortgage	5.9
Government National Mortgage Assn.	5.7
Federal Home Loan Mortgage Multifamily Structured PTC	1.3
UMBS	1.3
JPMorgan Chase	0.6
Bank of America	0.5
Santander Drive Auto Receivables Trust	0.5

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F1364-053 6/25

QM U.S. Bond Index Fund

I Class (TSBLX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Semi-Annual Shareholder Report

April 30, 2025

QM U.S. Bond Index Fund

Z Class (TSBZX)

This semi-annual shareholder report contains important information about QM U.S. Bond Index Fund (the "fund") for the period of November 1, 2024 to April 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
QM U.S. Bond Index Fund - Z Class	$0	0.00%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$1,779,251
Number of Portfolio Holdings	1,291

Portfolio Turnover Rate	34.7%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

U.S. Government Agency Obligations (Excluding Mortgage-Backed)	37.7%
U.S. Government & Agency Mortgage-Backed Securities	26.4
Corporate Bonds	23.3
Asset-Backed Securities	3.6
Non-U.S. Government Mortgage-Backed Securities	2.5
Municipal Securities	2.1
Foreign Government Obligations & Municipalities	1.6
Securities Lending Collateral	0.3
Short-Term and Other	2.5

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes	27.3%
Federal National Mortgage Assn.	12.4
U.S. Treasury Bonds	10.4
Federal Home Loan Mortgage	5.9
Government National Mortgage Assn.	5.7
Federal Home Loan Mortgage Multifamily Structured PTC	1.3
UMBS	1.3
JPMorgan Chase	0.6
Bank of America	0.5
Santander Drive Auto Receivables Trust	0.5

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F1365-053 6/25

QM U.S. Bond Index Fund

Z Class (TSBZX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
April 30, 2025
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PBDIX QM U.S. Bond Index
Fund
TSBLX QM U.S. Bond Index
Fund–
.
I Class
TSBZX QM U.S. Bond Index
Fund–
.
Z Class

T. ROWE PRICE QM U.S. Bond Index Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Investor Class
6 Months
. Ended
4/30/25
.. Year ..
.. Ended .
10/31/24 10/31/23 10/31/22 10/31/21 10/31/20
NET ASSET
VALUE
Beginning of period $ 9.60 $ 9.03 $ 9.33 $ 11.40 $ 11.77 $ 11.34
Investment
activities
Net investment
income
(1)(2)
0.20 0.38 0.33 0.24 0.21 0.27
Net realized and
unrealized gain/
loss 0.04 0.57 (0.30) (2.07) (0.22) 0.46
Total from
investment
activities 0.24 0.95 0.03 (1.83) (0.01) 0.73
Distributions
Net investment
income (0.20) (0.38) (0.33) (0.24) (0.21) (0.28)
Net realized gain — — — — (0.15) (0.02)
Total distributions (0.20) (0.38) (0.33) (0.24) (0.36) (0.30)
NET ASSET
VALUE
End of period $ 9.64 $ 9.60 $ 9.03 $ 9.33 $ 11.40 $ 11.77

T. ROWE PRICE QM U.S. Bond Index Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
6 Months
. Ended
4/30/25
.. Year ..
.. Ended .
10/31/24 10/31/23 10/31/22 10/31/21 10/31/20
Ratios/Supplemental Data
Total return
(2)(3)
2.54% 10.63% 0.21% (16.20)% (0.08)% 6.49%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0.28%
(4)
0.29% 0.27% 0.27% 0.23% 0.29%
Net expenses
after waivers/
payments by
Price Associates 0.25%
(4)
0.25% 0.25% 0.25% 0.23% 0.29%
Net investment
income 4.18%
(4)
3.96% 3.48% 2.23% 1.82% 2.36%
Portfolio turnover
rate
(5)
34.7% 78.1% 73.9% 203.5% 225.2% 161.2%
Portfolio turnover
rate, excluding
mortgage dollar roll
transactions 19.8% 44.8% 39.3% 64.9% 63.7% 69.8%
Net assets, end of
period (in millions) $583 $597 $574 $551 $1,310 $1,620
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized
(5)
The portfolio turnover rate calculation includes purchases and sales from the mortgage dollar roll transactions.

T. ROWE PRICE QM U.S. Bond Index Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
I Class
(1)
6 Months
. Ended
4/30/25
.. Year ..
.. Ended .
10/5/20
(1)
Through
10/31/20 10/31/24 10/31/23 10/31/22 10/31/21
NET ASSET
VALUE
Beginning of period $ 9.61 $ 9.03 $ 9.33 $ 11.41 $ 11.77 $ 11.80
Investment
activities
Net investment
income
(2)(3)
0.20 0.39 0.35 0.27 0.22 0.02
Net realized and
unrealized gain/
loss 0.05 0.58 (0.30) (2.09) (0.20) (0.03)
(4)
Total from
investment
activities 0.25 0.97 0.05 (1.82) 0.02 (0.01)
Distributions
Net investment
income (0.21) (0.39) (0.35) (0.26) (0.23) (0.02)
Net realized gain — — — — (0.15) —
Total distributions (0.21) (0.39) (0.35) (0.26) (0.38) (0.02)
NET ASSET
VALUE
End of period $ 9.65 $ 9.61 $ 9.03 $ 9.33 $ 11.41 $ 11.77

T. ROWE PRICE QM U.S. Bond Index Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
(1)
6 Months
. Ended
4/30/25
.. Year ..
.. Ended .
10/5/20
(1)
Through
10/31/20 10/31/24 10/31/23 10/31/22 10/31/21
Ratios/Supplemental Data
Total return
(3)(5)
2.60% 10.89% 0.34% (16.16)% 0.12% (0.10)%
Ratios to average net assets:
(3)
Gross expenses
before waivers/
payments by
Price Associates 0.13%
(6)
0.13% 0.13% 0.13% 0.13% 0.11%
(6)
Net expenses
after waivers/
payments by
Price Associates 0.12%
(6)
0.12% 0.12% 0.12% 0.12% 0.11%
(6)
Net investment
income 4.31%
(6)
4.10% 3.61% 2.58% 1.94% 2.38%
(6)
Portfolio turnover
rate
(7)
34.7% 78.1% 73.9% 203.5% 225.2% 161.2%
Portfolio turnover
rate, excluding
mortgage dollar roll
transactions 19.8% 44.8% 39.3% 64.9% 63.7% 69.8%
Net assets, end of
period (in millions) $847 $787 $515 $510 $275 $25
0% 0% 0% 0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
Includes the impact of expense-related arrangements with Price Associates.
(4)
The amount presented is inconsistent with the fund's aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.
(5)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(6)
Annualized
(7)
The portfolio turnover rate calculation includes purchases and sales from the mortgage dollar roll transactions.

T. ROWE PRICE QM U.S. Bond Index Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Z Class
(1)
6 Months
. Ended
4/30/25
.. Year ..
.. Ended .
10/5/20
(1)
Through
10/31/20 10/31/24 10/31/23 10/31/22 10/31/21
NET ASSET
VALUE
Beginning of period $ 9.60 $ 9.03 $ 9.33 $ 11.40 $ 11.77 $ 11.80
Investment
activities
Net investment
income
(2)(3)
0.21 0.41 0.36 0.29 0.24 0.02
Net realized and
unrealized gain/
loss 0.04 0.57 (0.30) (2.09) (0.22) (0.03)
(4)
Total from
investment
activities 0.25 0.98 0.06 (1.80) 0.02 (0.01)
Distributions
Net investment
income (0.21) (0.41) (0.36) (0.27) (0.24) (0.02)
Net realized gain — — — — (0.15) —
Total distributions (0.21) (0.41) (0.36) (0.27) (0.39) (0.02)
NET ASSET
VALUE
End of period $ 9.64 $ 9.60 $ 9.03 $ 9.33 $ 11.40 $ 11.77

T. ROWE PRICE QM U.S. Bond Index Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Z Class
(1)
6 Months
. Ended
4/30/25
.. Year ..
.. Ended .
10/5/20
(1)
Through
10/31/20 10/31/24 10/31/23 10/31/22 10/31/21
Ratios/Supplemental Data
Total return
(3)(5)
2.66% 10.90% 0.46% (15.99)% 0.15% (0.09)%
Ratios to average net assets:
(3)
Gross expenses
before waivers/
payments by
Price Associates 0.10%
(6)
0.10% 0.10% 0.10% 0.12% 0.25%
(6)
Net expenses
after waivers/
payments by
Price Associates 0.00%
(6)
0.00% 0.00% 0.00% 0.00% 0.00%
(6)
Net investment
income 4.44%
(6)
4.24% 3.80% 2.82% 2.07% 2.10%
(6)
Portfolio turnover
rate
(7)
34.7% 78.1% 73.9% 203.5% 225.2% 161.2%
Portfolio turnover
rate, excluding
mortgage dollar roll
transactions 19.8% 44.8% 39.3% 64.9% 63.7% 69.8%
Net assets, end
of period (in
thousands) $348,962 $205,530 $79,290 $24,909 $1,879 $100
0% 0% 0% 0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
Includes the impact of expense-related arrangements with Price Associates.
(4)
The amount presented is inconsistent with the fund's aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.
(5)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(6)
Annualized
(7)
The portfolio turnover rate calculation includes purchases and sales from the mortgage dollar roll transactions.

T. ROWE PRICE QM U.S. Bond Index Fund
April 30, 2025 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
ASSET-BACKED SECURITIES  3.6%
Car Loan  1.2%
Ally Bank Auto Credit-Linked Notes
Series 2024-B, Class B
5.117%, 9/15/32 (1) 306 308
Avis Budget Rental Car Funding AESOP
Series 2020-1A, Class B
2.68%, 8/20/26 (1) 437 435
Bayview Opportunity Master Fund VII
Series 2024-CAR1, Class A, FRN
SOFR30A + 1.10%, 5.454%, 12/26/31 (1) 197 197
CarMax Auto Owner Trust
Series 2023-3, Class B
5.47%, 2/15/29  215 220
Carvana Auto Receivables Trust
Series 2021-P4, Class C
2.33%, 2/10/28  1,860 1,774
Carvana Auto Receivables Trust
Series 2024-N1, Class B
5.63%, 5/10/30 (1) 635 643
Carvana Auto Receivables Trust
Series 2024-P4, Class A3
4.64%, 1/10/30  365 367
Carvana Auto Receivables Trust
Series 2024-P4, Class A4
4.74%, 12/10/30  620 627
Enterprise Fleet Financing
Series 2024-3, Class A3
4.98%, 8/21/28 (1) 165 167
Enterprise Fleet Financing
Series 2024-3, Class A4
5.06%, 3/20/31 (1) 115 117
Enterprise Fleet Financing
Series 2024-4, Class A2
4.69%, 7/20/27 (1) 530 531
Enterprise Fleet Financing
Series 2024-4, Class A4
4.70%, 6/20/31 (1) 790 797
Ford Credit Auto Owner Trust
Series 2020-2, Class C
1.74%, 4/15/33 (1) 2,020 1,987
Ford Credit Floorplan Master Owner Trust
Series 2020-2, Class B
1.32%, 9/15/27  1,625 1,603

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Huntington Bank Auto Credit-Linked Notes
Series 2024-1, Class B1
6.153%, 5/20/32 (1) 161 163
Huntington Bank Auto Credit-Linked Notes
Series 2025-1, Class B
4.957%, 3/21/33 (1) 1,376 1,374
Navistar Financial Dealer Note Master Owner Trust
Series 2024-1, Class A
5.59%, 4/25/29 (1) 640 645
Santander Drive Auto Receivables Trust
Series 2021-1, Class E
2.51%, 12/15/28  3,739 3,697
Santander Drive Auto Receivables Trust
Series 2021-3, Class E
2.70%, 10/16/28 (1) 4,300 4,257
SFS Auto Receivables Securitization Trust
Series 2024-2A, Class A3
5.33%, 11/20/29 (1) 850 860
SFS Auto Receivables Securitization Trust
Series 2024-2A, Class B
5.41%, 8/20/30 (1) 165 169
Toyota Lease Owner Trust
Series 2025-A, Class A4
4.81%, 6/20/29 (1) 1,225 1,237
22,175
Other Asset-Backed Securities  2.2%
ARES LI
Series 2019-51A, Class A1R2, CLO, FRN
3M TSFR + 1.36%, 5.616%, 10/15/37 (1) 1,420 1,411
Auxilior Term Funding
Series 2024-1A, Class A2
5.84%, 3/15/27 (1) 224 226
Chenango Park
Series 2018-1A, Class A2R, CLO, FRN
3M TSFR + 1.45%, 5.706%, 4/15/30 (1) 965 963
CIFC Funding
Series 2018-1A, Class A1R, CLO, FRN
3M TSFR + 1.32%, 5.589%, 1/18/38 (1) 935 933
CyrusOne Data Centers Issuer I
Series 2024-2A, Class A2
4.50%, 5/20/49 (1) 2,490 2,408
Dell Equipment Finance Trust
Series 2024-1, Class C
5.73%, 3/22/30 (1) 100 101
Dell Equipment Finance Trust
Series 2024-2, Class A3
4.59%, 8/22/30 (1) 625 628

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Driven Brands Funding
Series 2020-1A, Class A2
3.786%, 7/20/50 (1) 744 720
Driven Brands Funding
Series 2021-1A, Class A2
2.791%, 10/20/51 (1) 1,605 1,494
Elara HGV Timeshare Issuer
Series 2023-A, Class A
6.16%, 2/25/38 (1) 372 384
Elara HGV Timeshare Issuer
Series 2023-A, Class B
6.53%, 2/25/38 (1) 298 306
Elmwood
Series 2022-7A, Class AR, CLO, FRN
3M TSFR + 1.50%, 5.78%, 1/17/37 (1) 1,160 1,160
Halseypoint 6
Series 2022-6A, Class A1R, CLO, FRN
3M TSFR + 1.35%, 5.619%, 1/20/38 (1) 1,710 1,700
Hardee's Funding
Series 2024-1A, Class A2
7.253%, 3/20/54 (1) 1,189 1,227
Highbridge Loan Management
Series 5A-2015, Class A1R3, CLO, FRN
3M TSFR + 1.06%, 5.316%, 10/15/30 (1) 385 384
Invesco U.S.
Series 2023-1A, Class AR, CLO, FRN
3M TSFR + 1.57%, 5.842%, 4/22/37 (1) 730 730
Jamestown XV
Series 2020-15A, Class A1R, CLO, FRN
3M TSFR + 1.37%, 5.626%, 7/15/35 (1) 1,315 1,312
Jersey Mike's Funding
Series 2021-1A, Class A2I
2.891%, 2/15/52 (1) 50 48
KKR
Series 2022-43A, Class A1R, CLO, FRN
3M TSFR + 1.75%, 6.006%, 1/15/36 (1) 1,080 1,081
Madison Park Funding XXXIII
Series 2019-33A, Class AR, CLO, FRN
3M TSFR + 1.29%, 5.546%, 10/15/32 (1) 1,254 1,251
MVW
Series 2019-2A, Class A
2.22%, 10/20/38 (1) 405 397
MVW
Series 2020-1A, Class A
1.74%, 10/20/37 (1) 122 118

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
NMEF Funding
Series 2025-A, Class A2
4.72%, 7/15/32 (1) 1,245 1,246
OCP
Series 2017-13A, Class AR2, CLO, FRN
3M TSFR + 1.34%, 5.609%, 11/26/37 (1) 2,370 2,364
Octane Receivables Trust
Series 2023-1A, Class A
5.87%, 5/21/29 (1) 34 34
Octane Receivables Trust
Series 2024-1A, Class A2
5.68%, 5/20/30 (1) 354 358
Octane Receivables Trust
Series 2024-RVM1, Class A
5.01%, 1/22/46 (1) 962 971
PEAC Solutions Receivables
Series 2025-1A, Class A2
4.94%, 10/20/28 (1) 2,435 2,439
Post Road Equipment Finance
Series 2024-1A, Class A2
5.59%, 11/15/29 (1) 214 215
Post Road Equipment Finance
Series 2025-1A, Class A2
4.90%, 5/15/31 (1) 1,665 1,672
Progress Residential Trust
Series 2021-SFR5, Class A
1.427%, 7/17/38 (1) 343 333
Progress Residential Trust
Series 2024-SFR5, Class A
3.00%, 8/9/29 (1) 745 697
SCF Equipment Leasing
Series 2024-1A, Class C
5.82%, 9/20/32 (1) 840 861
SCF Equipment Trust
Series 2025-1A, Class A2
4.82%, 7/22/30 (1) 1,285 1,287
SCF Equipment Trust
Series 2025-1A, Class A3
5.11%, 11/21/33 (1) 1,250 1,272
SEB Funding
Series 2024-1A, Class A2
7.386%, 4/30/54 (1) 763 782
Signal Peak
Series 2018-5A, Class A1R, CLO, FRN
3M TSFR + 1.55%, 5.832%, 4/25/37 (1) 2,310 2,309

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
TPIC SPV I
Series 2024-1A, Class A
7.131%, 11/30/44, Acquisition Date: 12/10/24, Cost $2,009 (2)(3)(4) 2,009 2,009
Tricon Residential Trust
Series 2024-SFR3, Class A
4.50%, 8/17/41 (1) 1,063 1,052
Verdant Receivables
Series 2024-1A, Class A2
5.68%, 12/12/31 (1) 161 164
39,047
Student Loan  0.2%
Navient Private Education Refi Loan Trust
Series 2019-CA, Class A2
3.13%, 2/15/68 (1) 295 290
Navient Private Education Refi Loan Trust
Series 2020-A, Class A2A
2.46%, 11/15/68 (1) 552 532
Navient Private Education Refi Loan Trust
Series 2020-GA, Class A
1.17%, 9/16/69 (1) 170 158
Navient Private Education Refi Loan Trust
Series 2020-HA, Class A
1.31%, 1/15/69 (1) 143 133
SMB Private Education Loan Trust
Series 2018-B, Class A2A
3.60%, 1/15/37 (1) 190 188
SMB Private Education Loan Trust
Series 2020-A, Class A2A
2.23%, 9/15/37 (1) 271 260
SMB Private Education Loan Trust
Series 2020-B, Class A1A
1.29%, 7/15/53 (1) 766 722
SMB Private Education Loan Trust
Series 2021-A, Class APT1
1.07%, 1/15/53 (1) 1,593 1,432
3,715
Total Asset-Backed Securities
(Cost $65,091) 64,937
CORPORATE BONDS  23.3%
FINANCIAL INSTITUTIONS  9.2%
Banking  5.3%
ABN AMRO Bank, 4.75%, 7/28/25 (1) 390 389
Ally Financial, 2.20%, 11/2/28  1,505 1,362
American Express, 4.90%, 2/13/26  3,385 3,392

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Banco Santander, 3.49%, 5/28/30  600 563
Bank of America, 3.50%, 4/19/26  600 595
Bank of America, 6.00%, 10/15/36  300 310
Bank of America, 7.75%, 5/14/38  150 175
Bank of America, VR, 2.592%, 4/29/31 (5) 1,875 1,692
Bank of America, VR, 2.676%, 6/19/41 (5) 1,575 1,114
Bank of America, VR, 3.824%, 1/20/28 (5) 2,280 2,255
Bank of America, VR, 4.244%, 4/24/38 (5) 45 40
Bank of America, VR, 5.425%, 8/15/35 (5) 2,000 1,953
Bank of New York Mellon, VR, 6.474%, 10/25/34 (5) 1,440 1,573
Banque Federative du Credit Mutuel , 4.935%, 1/26/26 (1) 3,570 3,580
Barclays, VR, 2.852%, 5/7/26 (5) 1,640 1,639
Barclays, VR, 5.674%, 3/12/28 (5) 1,045 1,066
BNP Paribas, VR, 5.497%, 5/20/30 (1)(5) 2,750 2,798
Capital One Financial, 3.65%, 5/11/27  1,430 1,407
Capital One Financial, VR, 2.359%, 7/29/32 (5) 3,700 3,041
Capital One Financial, VR, 6.051%, 2/1/35 (5) 365 373
Citigroup, 5.875%, 1/30/42  450 454
Citigroup, VR, 3.887%, 1/10/28 (5) 2,050 2,027
Citigroup, VR, 4.075%, 4/23/29 (5) 1,920 1,896
Danske Bank, VR, 5.705%, 3/1/30 (1)(5) 470 485
Discover Bank, 2.70%, 2/6/30  2,000 1,800
Fifth Third Bancorp, VR, 6.339%, 7/27/29 (5) 460 483
Goldman Sachs Group, 3.80%, 3/15/30  1,270 1,224
Goldman Sachs Group, 4.25%, 10/21/25  825 823
Goldman Sachs Group, 6.75%, 10/1/37  455 489
HSBC Bank USA, 5.875%, 11/1/34  550 560
HSBC Holdings, VR, 2.013%, 9/22/28 (5) 3,345 3,140
HSBC Holdings, VR, 6.332%, 3/9/44 (5) 1,725 1,814
ING Groep , VR, 5.55%, 3/19/35 (5) 1,655 1,674
ING Groep , VR, 6.114%, 9/11/34 (5) 740 778
JPMorgan Chase, 2.95%, 10/1/26  980 964
JPMorgan Chase, VR, 2.956%, 5/13/31 (5) 1,230 1,122
JPMorgan Chase, VR, 3.782%, 2/1/28 (5) 990 979
JPMorgan Chase, VR, 3.882%, 7/24/38 (5) 4,905 4,244
JPMorgan Chase, VR, 5.299%, 7/24/29 (5) 3,170 3,242
Morgan Stanley, 3.125%, 7/27/26  2,000 1,970
Morgan Stanley, 4.30%, 1/27/45  750 622
Morgan Stanley, 6.25%, 8/9/26  175 179
Morgan Stanley, VR, 3.217%, 4/22/42 (5) 830 611
Morgan Stanley, VR, 5.656%, 4/18/30 (5) 2,975 3,072
PNC Financial Services Group, VR, 4.758%, 1/26/27 (5) 1,920 1,920
Santander Holdings USA, VR, 6.342%, 5/31/35 (5) 1,925 1,961

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Santander Holdings USA, VR, 6.499%, 3/9/29 (5) 885 918
Skandinaviska Enskilda Banken , 5.125%, 3/5/27 (1) 2,930 2,971
Societe Generale , 5.25%, 2/19/27 (1) 1,230 1,239
Societe Generale , VR, 6.066%, 1/19/35 (1)(5) 1,305 1,326
Sumitomo Mitsui Financial Group, 5.464%, 1/13/26  1,755 1,768
Toronto-Dominion Bank, 1.15%, 6/12/25  1,725 1,718
Toronto-Dominion Bank, 4.994%, 4/5/29  2,200 2,245
Truist Financial, 1.95%, 6/5/30  1,470 1,282
U.S. Bancorp, VR, 5.384%, 1/23/30 (5) 665 680
UBS Group, VR, 1.364%, 1/30/27 (1)(5) 1,700 1,660
UBS Group, VR, 2.193%, 6/5/26 (1)(5) 1,405 1,405
Wells Fargo, VR, 2.393%, 6/2/28 (5) 2,415 2,316
Wells Fargo, VR, 5.574%, 7/25/29 (5) 1,250 1,284
Wells Fargo, VR, 5.707%, 4/22/28 (5) 1,895 1,935
Wells Fargo, VR, 6.303%, 10/23/29 (5) 1,380 1,454
Westpac New Zealand, 5.195%, 2/28/29 (1) 1,935 1,976
94,027
Brokerage Asset Managers Exchanges  0.4%
Intercontinental Exchange, 1.85%, 9/15/32  1,735 1,421
Intercontinental Exchange, 5.25%, 6/15/31  1,585 1,641
LPL Holdings, 5.65%, 3/15/35  3,700 3,661
6,723
Finance Companies  0.2%
AerCap Ireland Capital, 6.50%, 7/15/25  655 656
Avolon Holdings Funding, 6.375%, 5/4/28 (1) 1,560 1,607
GATX, 6.05%, 3/15/34  1,785 1,856
4,119
Insurance  2.2%
Allstate, 6.125%, 12/15/32  150 159
American International Group, 3.875%, 1/15/35  425 381
Aon, 3.875%, 12/15/25  405 403
Aon Corp., 5.00%, 9/12/32  3,075 3,076
Arthur J Gallagher, 4.85%, 12/15/29  445 449
Athene Global Funding, 4.86%, 8/27/26 (1) 3,330 3,343
CNO Global Funding, 4.95%, 9/9/29 (1) 515 516
Corebridge Global Funding, 4.65%, 8/20/27 (1) 1,075 1,080
Elevance Health, 4.55%, 3/1/48  1,135 937
Elevance Health, 4.65%, 1/15/43  485 418
Fidelity National Financial, 4.50%, 8/15/28  1,615 1,594
Health Care Service, 5.45%, 6/15/34 (1) 1,095 1,101
Humana, 5.375%, 4/15/31  785 785
Humana, 5.95%, 3/15/34  835 854
Jackson National Life Global Funding, 4.90%, 1/13/27 (1) 3,620 3,643
Liberty Mutual Group, 4.50%, 6/15/49 (1) 1,670 1,236

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Liberty Mutual Group, 4.85%, 8/1/44 (1) 1,370 1,179
MassMutual Global Funding II, 5.10%, 4/9/27 (1) 2,940 2,993
New York Life Insurance, 3.75%, 5/15/50 (1) 1,415 1,022
Principal Financial Group, 2.125%, 6/15/30  1,900 1,679
Principal Financial Group, 3.40%, 5/15/25  1,215 1,213
Principal Financial Group, 3.70%, 5/15/29  10 10
Principal Financial Group, 4.111%, 2/15/28 (1) 1,100 1,082
Protective Life Global Funding, 1.17%, 7/15/25 (1) 2,345 2,327
RGA Global Funding, 5.448%, 5/24/29 (1) 1,730 1,783
Teachers Insurance & Annuity Association of America, 4.27%,
5/15/47 (1) 1,400 1,121
Travelers, 6.25%, 6/15/37  225 246
UnitedHealth Group, 2.00%, 5/15/30  10 9
UnitedHealth Group, 3.50%, 8/15/39  1,960 1,564
UnitedHealth Group, 3.75%, 7/15/25  400 399
UnitedHealth Group, 4.75%, 7/15/45  900 781
UnitedHealth Group, 5.75%, 7/15/64  1,790 1,716
Willis North America, 4.50%, 9/15/28  1,110 1,108
40,207
Real Estate Investment Trusts  1.1%
Alexandria Real Estate Equities, 3.95%, 1/15/27  10 10
Alexandria Real Estate Equities, 4.00%, 2/1/50  1,975 1,434
Brixmor Operating Partnership, 3.90%, 3/15/27  495 488
Brixmor Operating Partnership, 4.05%, 7/1/30  760 730
Essex Portfolio, 2.65%, 3/15/32  660 566
Essex Portfolio, 4.50%, 3/15/48  1,455 1,226
Extra Space Storage, 4.00%, 6/15/29  15 14
Healthcare Realty Holdings, 3.625%, 1/15/28  605 584
Healthpeak OP, 2.125%, 12/1/28  710 652
Healthpeak OP, 2.875%, 1/15/31  420 376
Kilroy Realty, 4.375%, 10/1/25  335 334
Prologis, 4.00%, 9/15/28  2,110 2,092
Public Storage Operating, 1.95%, 11/9/28  1,285 1,192
Realty Income, 2.20%, 6/15/28  685 641
Realty Income, 3.95%, 8/15/27  835 828
Realty Income, 4.625%, 11/1/25  1,775 1,772
Regency Centers, 3.60%, 2/1/27  350 346
Regency Centers, 4.125%, 3/15/28  520 517
Regency Centers, 4.40%, 2/1/47  2,000 1,646
Regency Centers, 5.25%, 1/15/34  1,340 1,338
Simon Property Group, 3.80%, 7/15/50  2,830 2,081
18,867
Total Financial Institutions 163,943

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
INDUSTRIAL  11.9%
Basic Industry  0.2%
Air Products & Chemicals, 1.50%, 10/15/25  150 148
Celulosa Arauco y Constitucion , 3.875%, 11/2/27  570 554
Nutrien , 4.00%, 12/15/26  525 523
Sherwin-Williams, 4.80%, 9/1/31  2,400 2,402
3,627
Capital Goods  1.3%
Amphenol, 4.75%, 3/30/26  310 310
Amphenol, 5.05%, 4/5/29  925 950
Boeing, 3.60%, 5/1/34  2,000 1,728
Boeing, 6.528%, 5/1/34  1,715 1,848
Caterpillar Financial Services, 5.00%, 5/14/27  4,225 4,304
CRH America Finance, 3.95%, 4/4/28 (1) 1,700 1,679
Ingersoll Rand, 5.176%, 6/15/29  3,131 3,192
John Deere Capital, 4.40%, 9/8/31  2,530 2,521
John Deere Capital, 4.50%, 1/8/27  1,840 1,855
L3Harris Technologies, 5.05%, 6/1/29  1,300 1,321
Lockheed Martin, 4.07%, 12/15/42  184 152
Owens Corning, 5.70%, 6/15/34  1,235 1,272
Regal Rexnord, 6.40%, 4/15/33  1,640 1,673
22,805
Communications  1.4%
America Movil , 6.375%, 3/1/35  300 324
AT&T, 4.35%, 3/1/29  1,020 1,018
AT&T, 5.40%, 2/15/34  2,415 2,458
Charter Communications Operating, 2.80%, 4/1/31  2,365 2,046
Charter Communications Operating, 3.70%, 4/1/51  1,795 1,103
Charter Communications Operating, 4.908%, 7/23/25  284 284
Charter Communications Operating, 6.10%, 6/1/29  690 713
Comcast, 2.65%, 2/1/30  10 9
Comcast, 3.20%, 7/15/36  80 66
Comcast, 3.95%, 10/15/25  845 842
Crown Castle, 2.25%, 1/15/31  1,665 1,441
Crown Castle, 3.70%, 6/15/26  700 691
Crown Castle Towers, 3.663%, 5/15/25 (1) 195 194
Meta Platforms, 5.60%, 5/15/53  1,825 1,801
Omnicom Group, 3.60%, 4/15/26  695 688
Rogers Communications, 3.625%, 12/15/25  335 333
Rogers Communications, 5.30%, 2/15/34  1,885 1,861
T-Mobile USA, 3.75%, 4/15/27  3,565 3,521
Time Warner Cable, 6.55%, 5/1/37  235 231
Time Warner Cable, 6.75%, 6/15/39  2,580 2,573

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Verizon Communications, 1.68%, 10/30/30  625 536
Verizon Communications, 4.00%, 3/22/50  1,500 1,127
Vodafone Group, 4.25%, 9/17/50  700 527
Vodafone Group, 4.875%, 6/19/49  20 17
Walt Disney, 3.70%, 10/15/25  285 284
24,688
Consumer Cyclical  2.1%
Alibaba Group Holding, 4.00%, 12/6/37  2,300 1,988
American Honda Finance, 4.90%, 3/12/27  2,790 2,816
AutoZone, 1.65%, 1/15/31  2,000 1,685
AutoZone, 3.125%, 4/21/26  445 439
AutoZone, 3.75%, 6/1/27  20 20
AutoZone, 5.05%, 7/15/26  1,390 1,398
CBRE Services, 5.50%, 4/1/29  580 595
Daimler Truck Finance North America, 5.375%, 1/18/34 (1) 560 555
Ford Motor Credit, 5.125%, 11/5/26  1,435 1,421
Ford Motor Credit, 7.122%, 11/7/33  635 638
General Motors Financial, 5.55%, 7/15/29  600 603
Home Depot, 5.875%, 12/16/36  3,000 3,198
Hyundai Capital America, 1.30%, 1/8/26 (1)(6) 1,510 1,476
Hyundai Capital America, 5.35%, 3/19/29 (1) 500 503
Hyundai Capital America, 5.50%, 3/30/26 (1) 820 825
McDonald's, 1.45%, 9/1/25  935 923
McDonald's, 3.30%, 7/1/25  15 15
Mercedes-Benz Finance North America, 4.80%, 3/30/26 (1) 1,930 1,938
O'Reilly Automotive, 3.60%, 9/1/27  20 20
O'Reilly Automotive, 3.90%, 6/1/29  2,470 2,404
O'Reilly Automotive, 5.75%, 11/20/26  390 397
PACCAR Financial, 5.00%, 5/13/27  3,070 3,127
PACCAR Financial, 5.20%, 11/9/26  2,895 2,944
Ross Stores, 1.875%, 4/15/31  300 254
TJX, 1.60%, 5/15/31  1,425 1,217
Toyota Motor Credit, 4.80%, 1/5/26  2,945 2,952
Uber Technologies, 4.30%, 1/15/30  2,710 2,684
Volkswagen Group of America Finance, 4.95%, 8/15/29 (1) 495 490
37,525
Consumer Non-Cyclical  2.8%
AbbVie, 3.20%, 5/14/26  225 222
AbbVie, 4.45%, 5/14/46  1,280 1,086
AbbVie, 4.50%, 5/14/35  1,235 1,182
AbbVie, 4.70%, 5/14/45  1,385 1,225
AbbVie, 4.80%, 3/15/29  1,315 1,340
Altria Group, 2.35%, 5/6/25  250 250
Amgen, 2.60%, 8/19/26  1,275 1,248

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Amgen, 2.77%, 9/1/53  1,239 710
Amgen, 5.15%, 3/2/28  1,615 1,647
Anheuser-Busch InBev Worldwide, 5.45%, 1/23/39  30 30
Astrazeneca Finance, 4.875%, 3/3/28  2,300 2,352
Banner Health, 1.897%, 1/1/31  850 738
BAT Capital, 4.39%, 8/15/37  3,395 2,975
BAT Capital, 5.834%, 2/20/31  845 878
Becton Dickinson & Company, 5.081%, 6/7/29  1,505 1,537
Bristol-Myers Squibb, 4.25%, 10/26/49  1,055 840
Cardinal Health, 3.75%, 9/15/25 (6) 905 901
Centra Health, 4.70%, 1/1/48  25 20
CommonSpirit Health, 2.782%, 10/1/30  980 886
CommonSpirit Health, 3.91%, 10/1/50  40 29
Conopco , 6.625%, 4/15/28  5 5
CVS Health, 1.875%, 2/28/31  1,135 955
CVS Health, 5.125%, 7/20/45  925 799
CVS Health, 6.00%, 6/1/63  2,705 2,510
Hackensack Meridian Health, 4.211%, 7/1/48  1,680 1,374
HCA, 4.125%, 6/15/29  1,695 1,650
HCA, 5.45%, 9/15/34  890 879
Icon Investments Six, 5.849%, 5/8/29  300 307
Indiana University Health Obligated Group, 3.97%, 11/1/48  1,030 807
IQVIA, 6.25%, 2/1/29  735 757
JDE Peet's , 1.375%, 1/15/27 (1) 1,245 1,174
Keurig Dr Pepper, 2.55%, 9/15/26  450 439
Mars, 4.60%, 3/1/28 (1) 2,120 2,143
MedStar Health, Series 20A, 3.626%, 8/15/49  920 643
Memorial Sloan-Kettering Cancer Center, Series 2015, 4.20%,
7/1/55  600 480
Merck, 5.00%, 5/17/53  810 734
Mondelez International, 4.75%, 2/20/29  3,800 3,863
Nestle Holdings, 4.85%, 3/14/33 (1)(6) 2,700 2,724
Northwell Healthcare, 3.979%, 11/1/46  1,275 954
Perrigo Finance Unlimited, 4.90%, 6/15/30  1,725 1,645
Revvity , 1.90%, 9/15/28  1,575 1,445
Solventum , 5.40%, 3/1/29  1,735 1,769
Stanford Health Care, Series 2018, 3.795%, 11/15/48  440 331
West Virginia United Health System Obligated Group, Series 2018,
4.924%, 6/1/48  1,620 1,401
49,884
Energy  1.8%
Boardwalk Pipelines, 3.40%, 2/15/31  2,130 1,943
BP Capital Markets America, 3.41%, 2/11/26  1,280 1,269
Cameron LNG, 2.902%, 7/15/31 (1) 520 463

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Cameron LNG, 3.701%, 1/15/39 (1) 430 360
Canadian Natural Resources, 2.95%, 7/15/30  1,520 1,380
Cheniere Energy Partners, 5.75%, 8/15/34  1,865 1,868
Diamondback Energy, 5.15%, 1/30/30  550 558
Enbridge, 4.25%, 12/1/26  355 355
Enbridge, 5.50%, 12/1/46  555 519
Enbridge, 5.625%, 4/5/34  795 805
Enbridge, 6.70%, 11/15/53  610 644
Enbridge Energy Partners, 5.50%, 9/15/40  170 161
Energy Transfer, 5.60%, 9/1/34  1,505 1,481
Eni, 5.50%, 5/15/34 (1) 845 837
Eni, 5.95%, 5/15/54 (1) 930 878
Enterprise Products Operating, 4.60%, 1/11/27  2,845 2,865
Kinder Morgan, 5.20%, 6/1/33  1,800 1,770
Marathon Petroleum, 5.15%, 3/1/30  1,955 1,968
MPLX, 5.65%, 3/1/53  1,600 1,421
Occidental Petroleum, 5.375%, 1/1/32  1,430 1,362
ONEOK, 4.75%, 10/15/31  1,340 1,300
Pioneer Natural Resources, 1.125%, 1/15/26  695 679
Pioneer Natural Resources, 5.10%, 3/29/26  635 639
Sabine Pass Liquefaction, 4.20%, 3/15/28  815 810
Sabine Pass Liquefaction, 4.50%, 5/15/30  655 646
Spectra Energy Partners, 3.375%, 10/15/26  460 452
Transcontinental Gas Pipe Line, 4.60%, 3/15/48  790 655
Williams, 4.85%, 3/1/48  190 161
Williams, 4.90%, 3/15/29  1,415 1,428
Woodside Finance, 3.70%, 9/15/26 (1) 330 327
Woodside Finance, 3.70%, 3/15/28 (1) 435 424
Woodside Finance, 4.50%, 3/4/29 (1) 1,435 1,415
31,843
Industrial Other  0.1%
Georgetown University, Series B, 4.315%, 4/1/49  1,475 1,211
President & Fellows of Harvard College, 3.619%, 10/1/37  385 337
1,548
Technology  1.4%
Apple, 3.20%, 5/13/25  45 45
Atlassian , 5.25%, 5/15/29  760 771
Broadcom, 4.80%, 4/15/28  3,290 3,334
Cadence Design Systems, 4.30%, 9/10/29  1,090 1,089
Fiserv, 3.20%, 7/1/26  10 10
Fiserv, 5.45%, 3/15/34  2,125 2,135
Foundry JV Holdco, 5.90%, 1/25/33 (1) 765 779
Foundry JV Holdco, 6.15%, 1/25/32 (1) 885 918
Intel, 5.90%, 2/10/63  1,945 1,745

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Micron Technology, 4.185%, 2/15/27  805 804
Motorola Solutions, 5.00%, 4/15/29  835 847
NXP, 3.15%, 5/1/27  395 384
Oracle, 5.375%, 7/15/40  2,925 2,758
RELX Capital, 3.00%, 5/22/30  1,120 1,047
Roper Technologies, 2.00%, 6/30/30  575 502
Roper Technologies, 3.80%, 12/15/26  660 653
ServiceNow , 1.40%, 9/1/30  3,710 3,182
TR Finance, 3.35%, 5/15/26  225 222
VMware, 1.40%, 8/15/26  3,475 3,334
24,559
Transportation  0.8%
American Airlines PTT, Series 2019-1, Class AA, 3.15%, 2/15/32  26 23
Burlington Northern Santa Fe, 6.15%, 5/1/37  100 108
Canadian National Railway, 5.85%, 11/1/33  920 973
Canadian National Railway, 6.25%, 8/1/34  95 104
Canadian Pacific Railway, 1.75%, 12/2/26  845 812
Canadian Pacific Railway, 2.875%, 11/15/29  1,140 1,067
Canadian Pacific Railway, 3.50%, 5/1/50  1,155 803
Canadian Pacific Railway, 4.70%, 5/1/48  720 620
ERAC USA Finance, 4.50%, 2/15/45 (1) 260 219
ERAC USA Finance, 4.90%, 5/1/33 (1) 1,595 1,567
FedEx, 4.40%, 1/15/47 (1) 6,500 4,945
Transurban Finance, 2.45%, 3/16/31 (1) 1,820 1,597
Transurban Finance, 3.375%, 3/22/27 (1) 235 231
Transurban Finance, 4.125%, 2/2/26 (1) 185 185
United Airlines PTT, Series 2016-2, Class A, 3.10%, 10/7/28  571 529
United Airlines PTT, Series 2018-1, Class A, 3.70%, 3/1/30 (6) 840 771
14,554
Total Industrial 211,033
UTILITY  2.2%
Electric  1.8%
Ameren, 5.70%, 12/1/26  1,820 1,851
American Electric Power, 5.20%, 1/15/29  2,595 2,652
Berkshire Hathaway Energy, 6.125%, 4/1/36  170 179
CenterPoint Energy Houston Electric, Series K2, 6.95%, 3/15/33  100 112
CMS Energy, 4.875%, 3/1/44  635 563
DTE Energy, 5.10%, 3/1/29  2,645 2,683
DTE Energy, 5.85%, 6/1/34  390 401
Duke Energy, 2.65%, 9/1/26  355 347
Duke Energy Florida, 6.35%, 9/15/37  170 187
Duke Energy Progress, 5.35%, 3/15/53  600 573
Duke Energy Progress, 6.30%, 4/1/38  100 108

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Exelon, 3.40%, 4/15/26  1,815 1,797
FirstEnergy Pennsylvania Electric, 4.30%, 1/15/29 (1) 2,320 2,286
FirstEnergy Transmission, 5.00%, 1/15/35  610 600
Florida Power & Light, 5.30%, 6/15/34  3,040 3,108
Georgia Power, 4.95%, 5/17/33  895 890
Mid-Atlantic Interstate Transmission, 4.10%, 5/15/28 (1) 1,765 1,747
Nevada Power, Series N, 6.65%, 4/1/36  400 439
New York State Electric & Gas, 5.30%, 8/15/34 (1) 1,195 1,193
NextEra Energy Capital Holdings, 5.749%, 9/1/25  1,355 1,360
Pacific Gas & Electric, 2.10%, 8/1/27  1,985 1,869
PECO Energy, 5.95%, 10/1/36  150 162
Public Service Electric & Gas, 5.70%, 12/1/36  180 187
San Diego Gas & Electric, Series FFF, 6.125%, 9/15/37  170 180
San Diego Gas & Electric, Series TTT, 4.10%, 6/15/49  1,790 1,375
Southern, 4.40%, 7/1/46  1,935 1,561
Southern, 5.70%, 3/15/34  725 748
Southern California Edison, 5.15%, 6/1/29  2,105 2,131
Southwestern Public Service, 6.00%, 6/1/54  365 364
Tampa Electric, 6.15%, 5/15/37  700 734
32,387
Natural Gas  0.4%
APA Infrastructure, 4.25%, 7/15/27 (1) 385 386
APA Infrastructure, 5.125%, 9/16/34 (1) 475 457
Engie , 5.625%, 4/10/34 (1) 660 667
NiSource, 1.70%, 2/15/31  1,280 1,080
NiSource, 3.49%, 5/15/27  710 698
NiSource, 3.95%, 3/30/48  1,000 759
NiSource, 5.35%, 4/1/34  1,850 1,866
Southern California Gas, Series KK, 5.75%, 11/15/35  140 145
Southern Gas Capital, 4.95%, 9/15/34  1,735 1,694
7,752
Total Utility 40,139
Total Corporate Bonds
(Cost $433,506) 415,115
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES  1.6%
Local Authorities  0.8%
Province of Alberta, 3.30%, 3/15/28  1,605 1,584
Province of Alberta Canada, 4.50%, 1/24/34  1,405 1,400
Province of British Columbia, 4.20%, 7/6/33  2,644 2,591
Province of Manitoba Canada, 4.30%, 7/27/33  2,045 2,012
Province of New Brunswick, 3.625%, 2/24/28  2,545 2,532

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Province of Ontario, 3.70%, 9/17/29  4,360 4,319
Province of Quebec, Series PD, 7.50%, 9/15/29  104 118
14,556
Owned No Guarantee  0.1%
Autoridad del Canal de Panama, 4.95%, 7/29/35 (1) 295 276
Corp Nacional del Cobre de Chile, 3.75%, 1/15/31 (1)(6) 570 526
802
Sovereign  0.7%
Government of Qatar, 3.75%, 4/16/30 (1) 730 715
Kingdom of Saudi Arabia, 5.375%, 1/13/31 (1) 2,010 2,070
Republic of Chile, 5.65%, 1/13/37  3,740 3,833
Republic of Peru, 5.375%, 2/8/35  740 731
Republic of Poland, 3.25%, 4/6/26  890 881
United Mexican States, 2.659%, 5/24/31  5,154 4,391
12,621
Total Foreign Government Obligations & Municipalities
(Cost $28,697) 27,979
MUNICIPAL SECURITIES  2.1%
California  0.3%
Bay Area Toll Auth., Series S-1, Build America, 6.918%, 4/1/40  350 391
Bay Area Toll Auth., Toll Bridge Revenue Bonds, Series S-10,
3.176%, 4/1/41  1,275 988
California, Build America, GO, 7.625%, 3/1/40  1,350 1,620
Inland Valley Dev. Agency, Tax Allocation, Series B, 5.50%,
3/1/33 (7) 240 241
Los Angeles Airport, Series C, Build America, 7.053%, 5/15/40  700 805
Regents of the Univ. of California Medical Center Ed Revenue
Bonds, Series N, 3.256%, 5/15/60  700 442
San Diego County Water Auth., Series B, Build America, 6.138%,
5/1/49  275 284
San Jose Redev . Agency, Senior Tax Allocation, Series A-T, 3.375%,
8/1/34  610 553
5,324
Florida  0.1%
Florida Dev. Finance, Nova Southeastern Univ., Series B, 4.109%,
4/1/50  1,425 1,140
1,140
Georgia  0.2%
Fulton County, Series 2010-B, Build America, GO, 5.148%, 7/1/39  2,660 2,652
Municipal Electric Auth. of Georgia, Build America, Vogtle Units,
6.655%, 4/1/57  1,692 1,844
4,496

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Illinois  0.2%
Chicago O'Hare Int'l Airport, Series B, Build America, 6.395%, 1/1/40  1,350 1,455
Chicago O'Hare Int'l Airport, Senior Lien, Series D, 2.346%, 1/1/30  625 573
Illinois Toll Highway Auth., Series A, Build America, 6.184%, 1/1/34  315 335
Metropolitan Water Reclamation Dist. of Greater Chicago, Build
America, GO, 5.72%, 12/1/38  480 495
2,858
Maryland  0.1%
Maryland Economic Development, Seagirt Marine Terminal,
Series B, 4.75%, 6/1/42  2,045 1,779
1,779
Michigan  0.1%
Detroit City School Dist., Qualified School Construction Bonds, GO,
6.645%, 5/1/29  1,255 1,366
1,366
Minnesota  0.1%
Western Minnesota Municipal Power Agency, Series A, 3.156%,
1/1/39  2,350 1,988
1,988
New Jersey  0.1%
New Jersey Turnpike Auth., Series F, Build America, 7.414%, 1/1/40  1,000 1,206
1,206
New York  0.2%
Dormitory Auth. of the State of New York, New York Univ., Series B,
3.879%, 7/1/46  950 754
Dormitory Auth. of the State of New York, New York Univ., Series B,
4.85%, 7/1/48  800 724
Metropolitan Transportation Auth., Build America, 6.548%, 11/15/31  1,315 1,391
Metropolitan Transportation Auth., Dedicated Tax Fund, Build
America, 7.336%, 11/15/39  125 147
Port Auth. of New York & New Jersey, Series 182, 5.31%, 8/1/46  40 38
3,054
Ohio  0.1%
American Municipal Power, Series B, Build America, 6.449%,
2/15/44  2,005 2,121
2,121
Oregon  0.1%
Oregon DOT, Senior Lien, Series B, 1.76%, 11/15/32  2,400 2,005
2,005
Pennsylvania  0.0%
Philadelphia Auth. for IDA, 3.964%, 4/15/26  175 174
174
Texas  0.3%
Central Texas Turnpike System, Series C, 3.029%, 8/15/41  40 30

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Dallas/Fort Worth Int'l Airport, Series A, 2.994%, 11/1/38  15 13
Dallas/Fort Worth Int'l Airport, Series C, 3.089%, 11/1/40  3,945 3,117
Grand Parkway Transportation, Series B, 3.236%, 10/1/52  15 10
Texas Natural Gas Securitization Fin., Series 2023-1, Class A2,
5.169%, 4/1/41  705 711
Texas Private Activity Bond Surface Transportation, North Tarrant
Express, Series B, 3.922%, 12/31/49  2,400 1,881
5,762
Virginia  0.0%
Virginia Public Building Auth., Series B-2, Build America, 5.90%,
8/1/30  540 559
559
Wisconsin  0.2%
Public Finance Auth., Bayhealth Medical Center, Series B, 3.405%,
7/1/51  2,520 1,753
Wisconsin General Fund Annual Appropriation, Series A, 3.954%,
5/1/36  1,700 1,571
3,324
Total Municipal Securities
(Cost $42,447) 37,156
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES  2.5%
Collateralized Mortgage Obligations  1.0%
Angel Oak Mortgage Trust
Series 2020-6, Class A2, CMO, ARM, 1.518%, 5/25/65 (1) 270 245
Angel Oak Mortgage Trust
Series 2021-1, Class A1, CMO, ARM, 0.909%, 1/25/66 (1) 902 769
Angel Oak Mortgage Trust
Series 2021-2, Class A1, CMO, ARM, 0.985%, 4/25/66 (1) 797 689
Arroyo Mortgage Trust
Series 2019-2, Class A2, CMO, ARM, 3.498%, 4/25/49 (1) 220 212
Barclays Mortgage Loan Trust
Series 2021-NQM1, Class A3, CMO, ARM, 2.189%, 9/25/51 (1) 810 731
Bayview Financing Trust
Series 2024-2F, Class A, CMO, ARM, 7.084%, 9/25/29, Acquisition
Date: 8/29/24, Cost $1,795 (2)(3)(4) 1,795 1,795
Citigroup Mortgage Loan Trust
Series 2020-EXP2, Class A3, CMO, ARM, 2.50%, 8/25/50 (1) 965 832
COLT Mortgage Loan Trust
Series 2020-3, Class A1, CMO, ARM, 1.506%, 4/27/65 (1) 149 145
Connecticut Avenue Securities Trust
Series 2023-R04, Class 1M1, CMO, ARM, SOFR30A + 2.30%,
6.653%, 5/25/43 (1) 1,804 1,837

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
EFMT
Series 2025-INV1, Class A1, CMO, STEP, 5.626%, 3/25/70 (1) 500 501
Ellington Financial Mortgage Trust
Series 2019-2, Class A3, CMO, ARM, 3.046%, 11/25/59 (1) 96 91
Ellington Financial Mortgage Trust
Series 2020-2, Class A1, CMO, ARM, 1.178%, 10/25/65 (1) 552 516
Galton Funding Mortgage Trust
Series 2018-1, Class A23, CMO, ARM, 3.50%, 11/25/57 (1) 33 30
GS Mortgage-Backed Securities Trust
Series 2020-INV1, Class A14, CMO, ARM, 2.912%, 10/25/50 (1) 952 810
JPMorgan Mortgage Trust
Series 2023-DSC2, Class A1, CMO, ARM, 5.25%, 11/25/63 (1) 538 536
MetLife Securitization Trust
Series 2018-1A, Class A, CMO, ARM, 3.75%, 3/25/57 (1) 613 594
NYMT Loan Trust
Series 2025-INV1, Class A1, CMO, STEP, 5.402%, 4/25/60 (1) 1,100 1,104
OBX Trust
Series 2019-EXP3, Class 1A9, CMO, ARM, 3.50%, 10/25/59 (1) 103 94
OBX Trust
Series 2019-EXP3, Class 2A2, CMO, ARM, 1M TSFR + 1.214%,
5.541%, 10/25/59 (1) 28 28
RCKT Mortgage Trust
Series 2024-CES9, Class A1A, CMO, STEP, 5.582%, 12/25/44 (1) 339 341
Sequoia Mortgage Trust
Series 2018-CH2, Class A3, CMO, ARM, 4.00%, 6/25/48 (1) 83 78
SG Residential Mortgage Trust
Series 2019-3, Class A1, CMO, ARM, 2.703%, 9/25/59 (1) 3 3
Starwood Mortgage Residential Trust
Series 2019-INV1, Class A3, CMO, ARM, 2.916%, 9/27/49 (1) 234 231
Starwood Mortgage Residential Trust
Series 2020-INV1, Class A1, CMO, ARM, 1.027%, 11/25/55 (1) 245 231
Structured Agency Credit Risk Debt Notes
Series 2021-DNA7, Class M1, CMO, ARM, SOFR30A + 0.85%,
5.204%, 11/25/41 (1) 656 654
Structured Agency Credit Risk Debt Notes
Series 2025-HQA1, Class A1, CMO, ARM, SOFR30A + 0.95%,
5.304%, 2/25/45 (1) 981 976
Verus Securitization Trust
Series 2019-INV3, Class A1, CMO, ARM, 3.692%, 11/25/59 (1) 198 195
Verus Securitization Trust
Series 2020-1, Class A3, CMO, STEP, 3.724%, 1/25/60 (1) 831 815
Verus Securitization Trust
Series 2021-1, Class A1, CMO, ARM, 0.815%, 1/25/66 (1) 408 361
Verus Securitization Trust
Series 2023-INV1, Class A1, CMO, STEP, 5.999%, 2/25/68 (1) 1,293 1,293

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Verus Securitization Trust
Series 2024-INV1, Class A2, CMO, STEP, 6.318%, 3/25/69 (1) 1,380 1,392
18,129
Commercial Mortgage-Backed Securities  1.5%
BANK5
Series 2024-5YR12, Class A3, ARM, 5.902%, 12/15/57  785 823
BBCMS Mortgage Trust
Series 2019-BWAY, Class D, ARM, 1M TSFR + 2.274%, 6.596%,
11/15/34 (1) 545 5
BBCMS Mortgage Trust
Series 2024-5C27, Class A3, 6.014%, 7/15/57  410 430
Benchmark Mortgage Trust
Series 2024-V8, Class AM, ARM, 6.859%, 7/15/57  3,465 3,674
BX Commercial Mortgage Trust
Series 2024-SLCT, Class A, ARM, 1M TSFR + 1.323%, 5.645%,
1/15/42 (1) 3,185 3,162
BX Trust
Series 2025-ROIC, Class A, ARM, 1M TSFR + 1.144%, 5.466%,
3/15/30 (1) 4,105 4,025
Citigroup Commercial Mortgage Trust
Series 2015-GC33, Class A4, 3.778%, 9/10/58  440 437
Commercial Mortgage Trust
Series 2015-LC21, Class A4, 3.708%, 7/10/48  1,134 1,132
CONE Trust
Series 2024-DFW1, Class A, ARM, 1M TSFR + 1.642%, 5.964%,
8/15/41 (1) 685 682
Hudson Yards Mortgage Trust
Series 2025-SPRL, Class A, ARM, 5.649%, 1/13/40 (1) 1,720 1,768
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2020-609M, Class A, ARM, 1M TSFR + 1.734%, 6.056%,
10/15/33 (1) 1,625 1,623
MHC Commercial Mortgage Trust
Series 2021-MHC, Class B, ARM, 1M TSFR + 1.215%, 5.537%,
4/15/38 (1) 3,180 3,172
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C24, Class AS, ARM, 4.036%, 5/15/48  700 688
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C27, Class AS, 4.068%, 12/15/47  1,390 1,376
Morgan Stanley Capital I Trust
Series 2014-150E, Class A, 3.912%, 9/9/32 (1) 2,780 2,466
TX Trust
Series 2024-HOU, Class A, ARM, 1M TSFR + 1.591%, 5.913%,
6/15/39 (1) 660 653
WB Commercial Mortgage Trust
Series 2024-HQ, Class A, ARM, 6.134%, 3/15/40 (1) 490 492
26,608

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Residential Mortgage  0.0%
Towd Point Mortgage Trust
Series 2018-1, Class A1, CMO, ARM, 3.00%, 1/25/58 (1) 34 34
Towd Point Mortgage Trust
Series 2019-HY3, Class M1, CMO, ARM, 1M TSFR + 1.614%,
5.941%, 10/25/59 (1) 510 520
554
Total Non-U.S. Government Mortgage-Backed Securities
(Cost $46,941) 45,291
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES  26.5%
U.S. Government Agency Obligations  20.8%
Federal Home Loan Mortgage
2.50%, 4/1/30 - 6/1/30  334 324
3.00%, 12/1/42 - 4/1/47  2,489 2,227
3.50%, 3/1/42 - 3/1/46  1,879 1,754
4.00%, 9/1/40 - 8/1/45  673 648
4.50%, 8/1/39 - 10/1/41  341 338
5.00%, 9/1/33 - 8/1/40  253 256
5.50%, 1/1/35 - 12/1/39  69 71
6.00%, 10/1/32 - 8/1/38  61 63
6.50%, 12/1/28 - 1/1/36  29 30
7.00%, 11/1/30 - 6/1/32  3 3
Federal Home Loan Mortgage, ARM
RFUCCT1Y + 1.625%, 6.899%, 4/1/37  15 16
RFUCCT1Y + 1.726%, 7.597%, 7/1/35  5 5
RFUCCT1Y + 1.75%, 6.75%, 2/1/35  3 3
RFUCCT1Y + 1.916%, 6.916%, 2/1/37  5 5
RFUCCT1Y + 1.944%, 6.579%, 12/1/36  13 13
RFUCCT1Y + 2.031%, 6.796%, 11/1/36  10 10
Federal Home Loan Mortgage, UMBS
2.00%, 8/1/36 - 5/1/52  31,639 25,395
2.50%, 3/1/42 - 5/1/52  25,073 21,035
3.00%, 3/1/35 - 9/1/52  10,899 9,661
3.50%, 5/1/31 - 1/1/52  2,945 2,739
4.00%, 6/1/37 - 1/1/54  3,304 3,115
4.50%, 9/1/37 - 10/1/53  3,594 3,446
5.00%, 12/1/41 - 7/1/54  4,458 4,396
5.50%, 8/1/53 - 2/1/55  15,302 15,347
6.00%, 4/1/54 - 12/1/54  7,090 7,214
6.50%, 1/1/54 - 2/1/55  6,593 6,809

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Federal Home Loan Mortgage Multifamily Structured PTC
2.952%, 2/25/27  217 215
4.40%, 10/25/30  6,065 6,114
Federal Home Loan Mortgage Multifamily Structured PTC, ARM
2.347%, 11/25/31  10,520 9,331
3.71%, 9/25/32  4,545 4,341
4.43%, 2/25/33  3,725 3,720
Federal National Mortgage Assn.
3.50%, 6/1/43  5 5
4.00%, 11/1/40  311 300
4.50%, 7/1/40  3 3
Federal National Mortgage Assn., ARM
RFUCCT1Y + 1.524%, 6.972%, 7/1/35  3 3
RFUCCT1Y + 1.589%, 6.999%, 7/1/36  7 7
RFUCCT1Y + 1.655%, 7.53%, 8/1/37  2 2
RFUCCT1Y + 1.855%, 6.73%, 1/1/37  1 1
Federal National Mortgage Assn., UMBS
1.50%, 4/1/37 - 1/1/42  7,136 6,180
2.00%, 8/1/28 - 5/1/52  80,439 66,227
2.50%, 5/1/30 - 1/1/54  47,066 39,946
3.00%, 10/1/32 - 9/1/52  24,355 21,930
3.50%, 11/1/25 - 1/1/52  18,393 16,987
4.00%, 6/1/37 - 9/1/52  14,287 13,494
4.50%, 9/1/35 - 2/1/54  13,677 13,252
5.00%, 11/1/33 - 7/1/53  4,189 4,151
5.50%, 12/1/34 - 10/1/54  9,799 9,873
6.00%, 2/1/33 - 8/1/54  16,984 17,339
6.50%, 1/1/32 - 1/1/55  9,007 9,315
7.00%, 2/1/30 - 11/1/36  8 8
7.50%, 12/1/30  — —
UMBS, TBA (8)
3.50%, 5/1/55  3,035 2,739
4.50%, 5/1/55  2,415 2,309
5.00%, 5/1/40 - 5/1/55  15,250 14,962
6.00%, 5/1/55  2,220 2,252
369,929
U.S. Government Obligations  5.7%
Government National Mortgage Assn.
1.50%, 12/20/36 - 5/20/37  719 640
2.00%, 1/20/51 - 5/20/52  20,489 16,719
2.50%, 8/20/50 - 1/20/52  19,784 16,866
3.00%, 9/15/42 - 6/20/52  16,379 14,549
3.50%, 9/15/41 - 7/20/52  12,009 11,027

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
4.00%, 2/15/41 - 10/20/52  10,123 9,497
4.50%, 9/15/34 - 4/20/53  6,134 5,941
5.00%, 1/20/33 - 6/20/49  2,815 2,809
5.50%, 10/20/32 - 9/20/54  1,781 1,801
6.00%, 8/15/33 - 11/20/52  1,856 1,892
6.50%, 4/15/26 - 8/15/29  1 1
7.50%, 8/15/25 - 3/15/32  24 24
8.50%, 7/20/26  — —
Government National Mortgage Assn., CMO
3.00%, 11/20/47 - 12/20/47  71 66
3.50%, 10/20/50  1,015 839
Government National Mortgage Assn., TBA (8)
2.50%, 5/20/54  2,890 2,463
4.00%, 5/20/55  2,285 2,126
5.00%, 5/20/55  5,485 5,380
5.50%, 5/20/54  7,900 7,896
6.00%, 5/20/55  780 789
101,325
Total U.S. Government & Agency Mortgage-Backed Securities
(Cost $494,332) 471,254
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED)  37.7%
U.S. Government Agency Obligations  0.1%
Federal National Mortgage Assn., 6.25%, 5/15/29 (6) 342 374
Federal National Mortgage Assn., 6.625%, 11/15/30  500 568
942
U.S. Treasury Obligations  37.6%
U.S. Treasury Bonds, 1.75%, 8/15/41  6,900 4,614
U.S. Treasury Bonds, 1.875%, 2/15/51  2,740 1,556
U.S. Treasury Bonds, 2.00%, 2/15/50  34,340 20,388
U.S. Treasury Bonds, 2.00%, 8/15/51  5,550 3,236
U.S. Treasury Bonds, 2.25%, 8/15/49  50 32
U.S. Treasury Bonds, 2.25%, 2/15/52  7,275 4,497
U.S. Treasury Bonds, 2.375%, 5/15/51  1,420 910
U.S. Treasury Bonds, 2.50%, 2/15/45  3,570 2,537
U.S. Treasury Bonds, 2.50%, 5/15/46  4,840 3,375
U.S. Treasury Bonds, 2.75%, 8/15/47  1,710 1,232
U.S. Treasury Bonds, 3.00%, 11/15/44  1,500 1,166
U.S. Treasury Bonds, 3.00%, 11/15/45  2,845 2,189
U.S. Treasury Bonds, 3.00%, 2/15/47  3,450 2,616
U.S. Treasury Bonds, 3.00%, 5/15/47  3,150 2,385
U.S. Treasury Bonds, 3.00%, 2/15/48  15,835 11,882

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
U.S. Treasury Bonds, 3.00%, 8/15/48  60 45
U.S. Treasury Bonds, 3.00%, 8/15/52  4,200 3,070
U.S. Treasury Bonds, 3.125%, 11/15/41  8,085 6,681
U.S. Treasury Bonds, 3.375%, 8/15/42  2,550 2,160
U.S. Treasury Bonds, 3.625%, 5/15/53  13,045 10,799
U.S. Treasury Bonds, 3.875%, 8/15/40  2,005 1,858
U.S. Treasury Bonds, 3.875%, 5/15/43  8,430 7,609
U.S. Treasury Bonds, 4.00%, 11/15/52  2,540 2,253
U.S. Treasury Bonds, 4.125%, 8/15/44  13,885 12,865
U.S. Treasury Bonds, 4.25%, 2/15/54  7,145 6,614
U.S. Treasury Bonds, 4.25%, 8/15/54  13,535 12,548
U.S. Treasury Bonds, 4.375%, 5/15/41  20 20
U.S. Treasury Bonds, 4.50%, 11/15/54  7,510 7,268
U.S. Treasury Bonds, 4.625%, 5/15/44  14,350 14,235
U.S. Treasury Bonds, 4.625%, 11/15/44  15,335 15,187
U.S. Treasury Bonds, 4.625%, 5/15/54  6,515 6,424
U.S. Treasury Bonds, 4.75%, 2/15/41  35 36
U.S. Treasury Bonds, 4.75%, 11/15/43  1,250 1,263
U.S. Treasury Bonds, 4.75%, 11/15/53 (9) 10,870 10,931
U.S. Treasury Notes, 0.50%, 8/31/27  50 47
U.S. Treasury Notes, 1.875%, 2/28/27  17,260 16,724
U.S. Treasury Notes, 2.25%, 8/15/27  9,805 9,517
U.S. Treasury Notes, 2.75%, 7/31/27  17,245 16,929
U.S. Treasury Notes, 2.75%, 8/15/32  14,000 12,926
U.S. Treasury Notes, 3.375%, 5/15/33  885 845
U.S. Treasury Notes, 3.625%, 5/31/28  14,000 14,009
U.S. Treasury Notes, 3.75%, 8/31/26  5,605 5,602
U.S. Treasury Notes, 3.75%, 12/31/28  14,550 14,603
U.S. Treasury Notes, 3.875%, 3/31/27  32,900 33,054
U.S. Treasury Notes, 4.00%, 2/29/28  10,285 10,395
U.S. Treasury Notes, 4.00%, 2/28/30  23,760 24,070
U.S. Treasury Notes, 4.00%, 3/31/30  19,700 19,948
U.S. Treasury Notes, 4.125%, 10/31/26  17,500 17,600
U.S. Treasury Notes, 4.125%, 9/30/27  6,210 6,288
U.S. Treasury Notes, 4.125%, 10/31/27  29,975 30,353
U.S. Treasury Notes, 4.125%, 10/31/29  11,500 11,705
U.S. Treasury Notes, 4.125%, 11/30/29  12,530 12,758
U.S. Treasury Notes, 4.25%, 2/28/29  6,895 7,041
U.S. Treasury Notes, 4.25%, 6/30/29  9,980 10,198
U.S. Treasury Notes, 4.25%, 1/31/30  16,980 17,377
U.S. Treasury Notes, 4.25%, 11/15/34  31,705 31,948
U.S. Treasury Notes, 4.375%, 11/30/28  835 855
U.S. Treasury Notes, 4.375%, 12/31/29  27,220 27,996

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
U.S. Treasury Notes, 4.375%, 5/15/34 (9) 18,400 18,752
U.S. Treasury Notes, 4.50%, 5/31/29  63,095 65,067
U.S. Treasury Notes, 4.50%, 11/15/33  7,900 8,143
U.S. Treasury Notes, 4.625%, 2/28/26  19,210 19,304
U.S. Treasury Notes, 4.625%, 6/30/26 (9) 16,000 16,141
U.S. Treasury Notes, 4.625%, 2/15/35  4,330 4,492
669,168
Total U.S. Government Agency Obligations (Excluding
Mortgage-Backed)
(Cost $698,958) 670,110
SHORT-TERM INVESTMENTS  4.4%
Money Market Funds  4.4%
T. Rowe Price Government Reserve Fund, 4.38% (10)(11) 77,591 77,591
Total Short-Term Investments
(Cost $77,591) 77,591
SECURITIES LENDING COLLATERAL  0.3%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 0.3%
Money Market Funds 0.3%
T. Rowe Price Government Reserve Fund, 4.38% (10)(11) 5,057 5,057
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 5,057
Total Securities Lending Collateral
(Cost $5,057) 5,057
Total Investments in Securities
102.0% of Net Assets
(Cost $1,892,620) $ 1,814,490
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $170,607 and represents 9.6% of net assets.
(2) Non-income producing
(3) See Note 2. Level 3 in fair value hierarchy.

T. ROWE PRICE QM U.S. Bond Index Fund

.
.
.
.
.
.
.
.
.
.
(4) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $3,804 and represents 0.2% of net assets.
(5) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(6) See Note 4 . All or a portion of this security is on loan at April 30, 2025.
(7) Insured by Assured Guaranty Municipal Corporation
(8) See Note 4 . To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $40,916 and represents 2.3% of net assets.
(9) At April 30, 2025, all or a portion of this security is pledged as collateral and/
or margin deposit to cover future funding obligations.
(10) Seven-day yield
(11) Affiliated Companies
1M TSFR One month term SOFR (Secured overnight financing rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end.
The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
DOT Department of Transportation
FRN Floating Rate Note
GO General Obligation
IDA Industrial Development Authority/Agency
PTC Pass-Through Certificate
PTT Pass-Through Trust
RFUCCT1Y Twelve month FTSE USD IBOR Consumer Cash Fallback
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TBA To-Be-Announced
UMBS Uniform Mortgage-Backed Securities

T. ROWE PRICE QM U.S. Bond Index Fund

.
.
.
.
.
.
.
.
.
.
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE QM U.S. Bond Index Fund

Par $ Value
(Cost and value in $000s)
TBA SALES COMMITMENTS
 (0.1)%
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES
 (0.1)%
U.S. Government Agency Obligations  (0.1)%
UMBS, TBA, 3.00%, 5/1/55  2,565,000 (2,226)
Total TBA Sales Commitments (Proceeds $(2,235)) (2,226)

T. ROWE PRICE QM U.S. Bond Index Fund

(Amounts in 000s)
SWAPS 0.1%
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.1%
Credit Default Swaps, Protection Sold 0.1%
Protection Sold (Relevant Credit: Markit
CDX.NA.IG-S43, 5 Year Index), Receive
1.00% Quarterly, Pay upon credit
default, 12/20/29 43,000 735 986 (251)
Protection Sold (Relevant Credit: Markit
CDX.NA.IG-S44, 5 Year Index), Receive
1.00% Quarterly, Pay upon credit
default, 6/20/30 31,200 497 567 (70)
Total Centrally Cleared Credit Default Swaps,
Protection Sold (321)
Total Centrally Cleared Swaps (321)
Net payments (receipts) of variation margin to date 282
Variation margin receivable (payable) on centrally cleared swaps $ (39)
** Includes interest purchased or sold but not yet collected of $10.

T. ROWE PRICE QM U.S. Bond Index Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 794 U.S. Treasury Notes five year contracts 6/25 86,701 $ 1,381
Long, 286 U.S. Treasury Notes two year contracts 6/25 59,530 523
Long, 20 Ultra U.S. Treasury Notes ten year
contracts 6/25 2,295 6
Net payments (receipts) of variation margin to date (1,790)
Variation margin receivable (payable) on open futures contracts $ 120

T. ROWE PRICE QM U.S. Bond Index Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control.
The following securities were considered affiliated companies for all or some portion of the six months ended April 30, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.38% $ — $ — $ 1,131++
Totals $ —# $ — $ 1,131+
Supplementary Investment Schedule
Affiliate
Value
10/31/24
Purchase
Cost
Sales
Cost
Value
4/30/25
T. Rowe Price Government
Reserve Fund, 4.38% $ 76,864  ¤  ¤ $ 82,648
Total $ 82,648^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4 .
+ Investment income comprised $1,131 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $82,648.

T. ROWE PRICE QM U.S. Bond Index Fund
April 30, 2025 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $1,892,620) $ 1,814,490
Interest receivable 15,061
Receivable for investment securities sold 11,533
Receivable for shares sold 4,523
Variation margin receivable on futures contracts 120
Cash 14
Other assets 49
Total assets 1,845,790
Liabilities
Payable for investment securities purchased 56,881
Obligation to return securities lending collateral 5,057
TBA Sales Commitments (proceeds $2,235) 2,226
Payable for shares redeemed 1,521
Investment management fees payable 101
Due to affiliates 52
Variation margin payable on centrally cleared swaps 39
Other liabilities 662
Total liabilities 66,539
Commitments and Contingent Liabilities (note 6 )
NET ASSETS $ 1,779,251

T. ROWE PRICE QM U.S. Bond Index Fund
April 30, 2025 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ (179,224)
Paid-in capital applicable to 184,491,113 shares of $0.0001
par value capital stock outstanding; 1,000,000,000 shares
authorized 1,958,475
NET ASSETS $ 1,779,251
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $582,798; Shares outstanding: 60,446,729) $ 9.64
I Class
(Net assets: $847,491; Shares outstanding: 87,844,243) $ 9.65
Z Class
(Net assets: $348,962; Shares outstanding: 36,200,141) $ 9.64

T. ROWE PRICE QM U.S. Bond Index Fund
(Unaudited)
Statement of Operations

($000s)
6 Months
Ended
4/30/25
Investment Income (Loss)
Income
.
  Interest $ 35,767
Dividend 1,131
Securities lending 27
Other 6
Total income 36,931
Expenses
Investment management 583
Shareholder servicing
Investor Class $ 510
I Class 115 625
Prospectus and shareholder reports
Investor Class 11
I Class 2
Z Class 1 14
Custody and accounting 129
Registration 74
Legal and audit 18
Directors 3
Miscellaneous 8
Waived / paid by Price Associates (249)
Total expenses 1,205
Net investment income 35,726

T. ROWE PRICE QM U.S. Bond Index Fund
(Unaudited)
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
4/30/25
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities (6,493)
Futures (2,042)
Swaps 97
Net realized loss (8,438)
Change in net unrealized gain / loss
Securities 14,309
Futures 3,516
Swaps (356)
TBA Sales Commitments 9
Change in net unrealized gain / loss 17,478
Net realized and unrealized gain / loss 9,040
INCREASE IN NET ASSETS FROM OPERATIONS $ 44,766

T. ROWE PRICE QM U.S. Bond Index Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
6 Months
Ended
4/30/25
Year
Ended
10/31/24
Increase (Decrease) in Net Assets
Operations
Net investment income $ 35,726 $ 55,851
Net realized loss (8,438) (12,671)
Change in net unrealized gain / loss 17,478 86,871
Increase in net assets from operations 44,766 130,051
Distributions to shareholders
Net earnings
Investor Class (12,101) (23,773)
I Class (17,838) (26,636)
Z Class (6,243) (5,834)
Decrease in net assets from distributions (36,182) (56,243)
Capital share transactions
*
Shares sold
Investor Class 93,474 172,392
I Class 110,774 341,331
Z Class 151,475 132,492
Distributions reinvested
Investor Class 11,678 22,969
I Class 15,299 23,570
Z Class 6,243 5,834
Shares redeemed
Investor Class (122,216) (207,123)
I Class (69,756) (125,411)
Z Class (16,749) (17,176)
Increase in net assets from capital share
transactions 180,222 348,878

T. ROWE PRICE QM U.S. Bond Index Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
4/30/25
Year
Ended
10/31/24
Net Assets
Increase during period 188,806 422,686
Beginning of period 1,590,445 1,167,759
End of period $ 1,779,251 $ 1,590,445
*Share information (000s)
Shares sold
Investor Class 9,773 17,992
I Class 11,573 35,611
Z Class 15,888 13,809
Distributions reinvested
Investor Class 1,217 2,396
I Class 1,593 2,454
Z Class 650 608
Shares redeemed
Investor Class (12,775) (21,695)
I Class (7,288) (13,085)
Z Class (1,749) (1,789)
Increase in shares outstanding 18,882 36,301

T. ROWE PRICE QM U.S. Bond Index Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price QM U.S. Bond Index Fund, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The QM U.S.
Bond Index Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks to provide a total return that matches or incrementally exceeds the performance of the U.S.
investment-grade bond market. The fund has three classes of shares: the QM
U.S. Bond Index Fund (Investor Class), the QM U.S. Bond Index Fund–I Class
(I Class) and the QM U.S. Bond Index Fund–Z Class (Z Class). I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The Z Class is only available to funds advised by
T. Rowe Price Associates, Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital

T. ROWE PRICE QM U.S. Bond Index Fund

gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Earnings on investments recognized as partnerships for federal income tax purposes reflect the tax character of such earnings. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In December 2023, the FASB issued Accounting
Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) –
Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.

T. ROWE PRICE QM U.S. Bond Index Fund

Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed

T. ROWE PRICE QM U.S. Bond Index Fund

using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree

T. ROWE PRICE QM U.S. Bond Index Fund

of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on April 30, 2025 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 1,621,614 $ — $ 1,621,614
Asset-Backed Securities — 62,928 2,009 64,937
Non-U.S. Government
Mortgage-Backed Securities — 43,496 1,795 45,291
Short-Term Investments 77,591 — — 77,591
Securities Lending Collateral 5,057 — — 5,057
Total Securities 82,648 1,728,038 3,804 1,814,490
Futures Contracts* 1,910 — — 1,910
Total $ 84,558 $ 1,728,038 $ 3,804 $ 1,816,400
Liabilities
TBA Sales Commitments $ — $ 2,226 $ — $ 2,226
Swaps* $ — $ 321 $ — $ 321
Total $ — $ 2,547 $ — $ 2,547
1
Includes Corporate Bonds, Foreign Government Obligations & Municipalities, Municipal
Securities, U.S. Government & Agency Mortgage-Backed Securities and U.S.
Government Agency Obligations (Excluding Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE QM U.S. Bond Index Fund

NOTE 3 - DERIVATIVE INSTRUMENTS
During the six months ended April 30, 2025, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement or delivery of cash or other assets. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information.
The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of April 30, 2025, and the related location on the accompanying Statement of
Assets and Liabilities, presented by primary underlying risk exposure:

T. ROWE PRICE QM U.S. Bond Index Fund

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the six months ended April 30, 2025, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
($000s)
Location on Statement of
Assets and Liabilities Fair Value*
Assets
Interest rate derivatives Futures $ 1,910
*
Total $ 1,910
*
Liabilities
Credit derivatives Centrally Cleared Swaps $ 321
Total $ 321
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the value reflected on the accompanying Statement of
Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.
($000s)
Location of Gain (Loss) on Statement of Operations
Futures Swaps Total
Realized Gain (Loss)
Interest rate derivatives $ (2,042) $ — $ (2,042)
Credit derivatives — 97 97
Total $ (2,042) $ 97 $ (1,945)
Change in Unrealized
Gain (Loss)
Interest rate derivatives $ 3,516 $ — $ 3,516
Credit derivatives — (356) (356)
Total $ 3,516 $ (356) $ 3,160

T. ROWE PRICE QM U.S. Bond Index Fund

Counterparty Risk and Collateral  The fund invests in exchange-traded and/or centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps. Counterparty risk on such derivatives is minimal because the clearinghouse provides protection against counterparty defaults.
For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Collateral may be in the form of cash or debt securities issued by the U.S.
government or related agencies. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared. This ability is subject to the liquidity of underlying positions. As of April 30, 2025, securities valued at $3,489,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.
Futures Contracts  The fund is subject to interest rate risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts to manage exposure to interest rate and yield curve movements, security prices, foreign currencies, credit quality, and mortgage prepayments; as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust portfolio duration and credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. When a contract is

T. ROWE PRICE QM U.S. Bond Index Fund

closed, a realized gain or loss is recorded on the accompanying Statement of Operations. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates, and potential losses in excess of the fund’s initial investment. During the six months ended April 30, 2025, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 6% and 11% of net assets.
Swaps  The fund is subject to credit risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risk. The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool; or to adjust portfolio duration and credit exposure. Swap agreements can be settled either directly with the counterparty (bilateral swap) or through a central clearinghouse
(centrally cleared swap). Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss on the accompanying Statement of Operations upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss on the accompanying Statement of Operations. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms; unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying Statement of Assets and Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss on the accompanying Statement of Operations. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract (variation margin). Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities.
Credit default swaps are agreements where one party (the protection buyer)
agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults

T. ROWE PRICE QM U.S. Bond Index Fund

and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(ies) within the index. Generally, the payment risk for the seller of protection is inversely related to the current market price or credit rating of the underlying credit or the market value of the contract relative to the notional amount, which are indicators of the markets’ valuation of credit quality. As of April 30, 2025, the notional amount of protection sold by the fund totaled $74,200,000 (4.2% of net assets), which reflects the maximum potential amount the fund could be required to pay under such contracts. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
During the six months ended April 30, 2025, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally between 4% and
7% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

T. ROWE PRICE QM U.S. Bond Index Fund

Collateralized Loan Obligations   The fund invests in collateralized loan
obligations (CLOs) which are entities backed by a diversified pool of syndicated bank loans. The cash flows of the CLO can be split into multiple segments, called “tranches” or “classes”, which will vary in risk profile and yield. The riskiest segments, which are the subordinate or “equity” tranches, bear the greatest risk of loss from defaults in the underlying assets of the CLO and serve to protect the other, more senior, tranches. Senior tranches will typically have higher credit ratings and lower yields than the securities underlying the
CLO. Despite the protection from the more junior tranches, senior tranches can experience substantial losses.
Mortgage-Backed Securities  The fund invests in mortgage-backed securities
(MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. MBS are sensitive to changes in economic conditions that affect the rate of prepayments and defaults on the underlying mortgages;
accordingly, the value, income, and related cash flows from MBS may be more volatile than other debt instruments.
TBA Purchase, Sale Commitments and Forward Settling Mortgage
Obligations  The fund enters into to-be-announced (TBA) purchase or sale commitments (collectively, TBA transactions), pursuant to which it agrees to purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With TBA transactions, the particular securities to be received or delivered by the fund are not identified at the trade date; however, the securities must meet specified terms, including rate and mortgage term, and be within industry-accepted “good delivery” standards. The fund may enter into TBA transactions with the intention of taking possession of or relinquishing the underlying securities, may elect to extend the settlement by “rolling” the transaction, and/or may use TBA transactions to gain or reduce interim exposure to underlying securities.
To mitigate counterparty risk, the fund has entered into Master Securities
Forward Transaction Agreements (MSFTA) with counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate

T. ROWE PRICE QM U.S. Bond Index Fund

unrealized gain or loss on all TBA commitments and other forward settling mortgage obligations with a particular counterparty (collectively, MSFTA
Transactions). At any time, the fund’s risk of loss from a particular counterparty related to its MSFTA Transactions is the aggregate unrealized gain on appreciated MSFTA Transactions in excess of unrealized loss on depreciated
MSFTA Transactions and collateral received, if any, from such counterparty. As of April 30, 2025, securities valued at $286,000 had been posted by the fund to counterparties for MSFTA Transactions. No collateral was pledged by counterparties to the fund for MSFTA Transactions as of April 30, 2025.
Dollar Rolls   The fund enters into dollar roll transactions, pursuant to which it sells a mortgage-backed TBA or security and simultaneously agrees to purchase a similar, but not identical, TBA with the same issuer, rate, and terms on a later date at a set price from the same counterparty. The fund may execute a “roll” to obtain better underlying mortgage securities or to enhance returns.
While the fund may enter into dollar roll transactions with the intention of taking possession of the underlying mortgage securities, it may also close a contract prior to settlement or “roll” settlement to a later date if deemed to be in the best interest of shareholders. Actual mortgages received by the fund may be less favorable than those anticipated. The fund accounts for dollar roll transactions as purchases and sales, which has the effect of increasing its portfolio turnover rate.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying

T. ROWE PRICE QM U.S. Bond Index Fund

financial statements, but collateral received in the form of securities is not.
At April 30, 2025, the value of loaned securities was $4,848,000, including securities sold but not yet settled, which are not reflected in the accompanying
Portfolio of Investments; the value of cash collateral and related investments was $5,057,000.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, short-term and U.S. government securities aggregated $102,716,000 and $157,238,000, respectively, for the six months ended April 30, 2025. Purchases and sales of U.S. government securities aggregated $634,652,000 and $420,955,000, respectively, for the six months ended April 30, 2025.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
The fund intends to retain realized gains to the extent of available capital loss carryforwards. Net realized capital losses may be carried forward indefinitely to offset future realized capital gains. As of October 31, 2024, the fund had
$92,531,000 of available capital loss carryforwards.
At April 30, 2025, the cost of investments (including derivatives, if any)
for federal income tax purposes was $1,894,655,000. Net unrealized loss aggregated $79,249,000 at period-end, of which $14,733,000 related to appreciated investments and $93,982,000 related to depreciated investments.

T. ROWE PRICE QM U.S. Bond Index Fund

NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee equal to 0.07% of the fund’s average daily net assets. The fee is computed daily and paid monthly.
The Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board.
During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.

T. ROWE PRICE QM U.S. Bond Index Fund

The Z Class is also subject to a contractual expense limitation agreement whereby Price Associates has agreed to waive and/or bear all of the Z Class’
expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.
In addition, the fund is subject to a permanent contractual expense limitation, pursuant to which Price Associates is required to waive or pay any expenses
(excluding interest; expenses related to borrowings, taxes, and brokerage; non-
recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed 0.30%. The agreement may only be terminated with approval by the fund’s shareholders. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation.
However, no repayment will be made more than three years after the date of a payment or waiver. No management fees were waived or any expenses paid under this arrangement during the six months ended April 30, 2025.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to
Price Associates during the six months ended April 30, 2025 as indicated in the table below. Including these amounts, expenses previously waived/paid by Price
Associates in the amount of $675,000 remain subject to repayment by the fund at April 30, 2025. Any repayment of expenses previously waived/paid by Price
Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.

T. ROWE PRICE QM U.S. Bond Index Fund

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class. For the six months ended April 30,
2025, expenses incurred pursuant to these service agreements were $59,000 for Price Associates; $280,000 for T. Rowe Price Services, Inc.; and $38,000 for
T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from
Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates invests. As approved by the fund’s
Board of Directors, shareholder servicing costs associated with each college savings plan are borne by the fund in proportion to the average daily value of its shares owned by the college savings plan. Price has agreed to waive/reimburse shareholder servicing costs in excess of 0.05% of the fund’s average daily value of its shares owned by the college savings plan. Any amounts waived/
paid by Price under this voluntary agreement are not subject to repayment by the fund. Price may amend or terminate this voluntary arrangement at any time without prior notice. For the six months ended April 30, 2025, the fund was charged $43,000 for shareholder servicing costs related to the college savings plans, of which $9,000 was for services provided by Price. All amounts due to and due from Price, exclusive of investment management fees payable, are
Investor
Class I Class Z Class
Expense limitation/I Class Limit 0.25% 0.05% 0.00%
Expense limitation date 12/31/26 12/31/26 N/A
(Waived)/repaid during the period ($000s) $(87) $(26) $(136)

T. ROWE PRICE QM U.S. Bond Index Fund

presented net on the accompanying Statement of Assets and Liabilities. At
April 30, 2025, approximately 17% of the outstanding shares of the I Class were held by college savings plans.
Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates (collectively, Price Funds and accounts) may invest in the fund. No
Price fund or account may invest for the purpose of exercising management or control over the fund. At April 30, 2025, 100% of the Z Class's outstanding shares were held by Price Funds and accounts.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the
T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no
investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended April 30, 2025, the fund had no purchases or sales cross trades with other funds or accounts advised by Price
Associates.
NOTE 7 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Associates acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.

T. ROWE PRICE QM U.S. Bond Index Fund

The fund’s revenue is derived from investments in a portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 8 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.

T. ROWE PRICE QM U.S. Bond Index Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser). In that regard, at a meeting held on March 12-13, 2025 (Meeting), the Board, including all of the fund’s independent directors present in person at the Meeting, approved the continuation of the fund’s Advisory Contract. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the approval of the Advisory Contract. The independent directors were assisted in their evaluation of the Advisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the
Advisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Adviser about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services;
compliance and infrastructure, as well as compliance with new regulatory requirements (e.g., derivatives and liquidity risk management); maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Adviser’s senior management team and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract.

T. ROWE PRICE QM U.S. Bond Index Fund

Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and peer groups of funds with similar investment programs for various periods through December 31, 2024.
Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2024, which ranked the returns of the fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of mutual fund data.
In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups.
The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the
Board’s approval of the continuation of the Advisory Contract.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the
Adviser under the Advisory Contract and other direct and indirect benefits that the
Adviser (and its affiliates) may have realized from its relationship with the fund. In considering soft-dollar arrangements, the Board noted that, effective January 1,
2024, the Adviser began using brokerage commissions in connection with certain
T. Rowe Price funds’ securities transactions to pay for research when permissible, and the Board considered that the Adviser may receive some benefit from soft-
dollar arrangements pursuant to which research is received from broker-dealers that execute the applicable fund’s portfolio transactions.
The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the
Board concluded that the Adviser’s profits were reasonable in light of the services provided to the fund.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE QM U.S. Bond Index Fund

The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale realized by the Adviser. Under the Advisory Contract, the fund pays a fee to the Adviser for investment management services based on the fund’s average daily net assets and the fund pays its own expenses of operations.
The fund’s shareholders benefit from potential economies of scale through a decline in certain operating expenses as the fund grows in size. However, the fund is also subject to a contractual expense limitation that requires the Adviser to waive its fees and/or bear any expenses that would otherwise cause the expenses of a share class of the fund to exceed a certain percentage based on the class’s net assets.
The expense limitations mitigate the potential for an increase in operating expenses above a certain level that could impact shareholders.
The fund also offers a Z Class, which serves as an underlying investment within certain T. Rowe Price fund of fund arrangements. The Adviser waives its advisory fee on the Z Class and waives or bears the Z Class’s other operating expenses, with certain exceptions. The Board considered whether the advisory fee and operating expense waivers on the Z Class may present a means for cross-
subsidization of the Z Class by other share classes of the fund. In that regard, the
Board noted that the Z Class operating expenses are covered by the all-inclusive fees charged by the investing T. Rowe Price fund of funds and that any Z Class operating expenses not covered by the investing T. Rowe Price funds of funds’ fees are paid by the Adviser and not by shareholders of any other share class of the fund.
In addition, the Board noted that the fund potentially shares in indirect economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The Board concluded that the advisory fee structure for the fund provides for a reasonable sharing of benefits from any economies of scale with the fund’s investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a group of competitor funds selected by
Broadridge (Expense Group); and (ii) actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a broader set of funds within the Lipper investment classification (Expense Universe). The Board
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE QM U.S. Bond Index Fund

considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the
Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements) in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board indicated that the fund’s contractual management fee ranked in the second quintile (Expense Group), the fund’s actual management fee rate ranked in the second quintile (Expense Group and Expense Universe), and the fund’s total expenses ranked in the fifth quintile (Expense Group and Expense Universe).
The Board also reviewed the fee schedules for other investment portfolios with similar mandates that are advised or subadvised by the Adviser and its affiliates, including separately managed accounts for institutional and individual investors; subadvised funds; and other sponsored investment portfolios, including collective investment trusts and pooled vehicles organized and offered to investors outside the United States. The fee schedules, which are subject to change, may be negotiated under certain circumstances and may differ across regions. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional domestic and international businesses are fundamentally different from those of the proprietary mutual fund and ETF (“registered fund”) business. The
Board considered information showing that the Adviser’s registered fund business is generally more complex from a business and compliance perspective than its other domestic and international businesses and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary registered fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Adviser to manage its registered fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE QM U.S. Bond Index Fund

On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
Approval of the Advisory Contract
As noted, the Board approved the continuation of the Advisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract (including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F134-051 6/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)	Listing standards relating to recovery of erroneously awarded compensation: Not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price QM U.S. Bond Index Fund, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	June 17, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	June 17, 2025

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	June 17, 2025